AAM S&P Emerging Markets High Dividend Value ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 100.3%
	Brazil - 3.7%
17,900	CPFL Energia SA	$101,963
15,755	Hypera SA	93,726
		195,689
	Chile - 3.6%
573,990	AES Gener SA	96,648
639,611	Enel Americas SA	96,525
		193,173
	China - 21.4%
262,500	BAIC Motor Corporation, Ltd. - H Shares	92,760
285,000	Bank of China, Ltd. - H Shares	96,668
223,000	China CITIC Bank Corporation, Ltd. - H Shares	98,934
234,000	China Everbright Bank Company, Ltd. - H Shares	96,270
78,000	China National Building Material Company, Ltd. - H Shares	93,453
50,500	China Shenhua Energy Company, Ltd. - H Shares	93,656
225,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	96,920
125,000	CITIC, Ltd.	97,693
474,000	Metallurgical Corporation of China, Ltd. - H Shares	91,696
103,000	Seazen Group, Ltd.	94,447
264,000	Sinotrans, Ltd. - H Shares	88,864
120,000	Yanzhou Coal Mining Company, Ltd. - H Shares	92,857
		1,134,218
	Egypt - 2.0%
108,191	Eastern Company SAE	103,301

	Hong Kong- 1.8%
496,000	Yuexiu Property Company, Ltd.	97,232

	India - 7.2%
78,350	Oil & Natural Gas Corporation, Ltd.	94,823
37,478	Power Grid Corporation of India, Ltd.	94,748
51,916	REC, Ltd.	94,283
43,932	Vedanta, Ltd.	97,095
		380,949
	Indonesia - 5.1%
1,036,400	Adaro Energy Tbk PT	88,644
209,600	Indofood Sukses Makmur Tbk PT	90,384
866,300	Kalbe Farma Tbk PT	90,458
		269,486
	Kuwait - 1.9%
48,221	Mobile Telecommunications Company KSCP	100,805

	Malaysia - 2.0%
64,400	Top Glove Corporation Bhd	107,373

	Mexico - 2.0%
90,800	Fibra Uno Administracion SA de CV	103,221

	Poland - 1.9%
5,491	Asseco Poland SA	100,391

	Qatar - 1.9%
43,424	Ooredoo QPSC	99,347

	Republic of Korea - 5.3%
2,822	GS Holdings Corporation	91,451
950	Lotte Shopping Company, Ltd.	89,599
6,804	Posco International Corporation	100,363
		281,413
	Romania - 1.9%
16,689	NEPI Rockcastle plc	101,448

	Russian Federation - 3.7%
11,013	Mobile TeleSystems PJSC - ADR	99,117
2,667	X5 Retail Group NV - GDR	94,358
		193,475
	South Africa - 5.5%
125,768	Growthpoint Properties, Ltd.	101,266
2,235	Kumba Iron Ore, Ltd.	90,309
11,578	MultiChoice Group	99,208
		290,783
	Taiwan, Province of China - 14.7%
68,000	Asia Cement Corporation	97,134
14,000	Catcher Technology Company, Ltd.	98,991
130,000	Compal Electronics, Inc.	99,581
105,000	Far Eastern New Century Corporation	97,491
95,000	Formosa Taffeta Company, Ltd.	98,724
23,000	Hon Hai Precision Industry Company, Ltd.	91,581
98,000	Pou Chen Corporation	97,991
64,000	WPG Holdings, Ltd.	98,277
		779,770
	Thailand - 7.5%
23,900	Bumrungrad Hospital pcl - NVDR	100,216
75,200	Sri Trang Gloves Thailand pcl - NVDR	99,873
210,500	Thai Union Group pcl - NVDR	97,056
89,900	Total Access Communication pcl - NVDR	97,619
		394,764

	Turkey - 5.4%
27,261	Anadolu Efes Biracilik Ve Malt Sanayii AS	92,781
59,069	Enerjisa Enerji AS	95,663
19,539	Tofas Turk Otomobil Fabrikasi AS	96,912
		285,356
	United Kingdom - 1.8%
14,157	Evraz plc	97,474
	TOTAL COMMON STOCKS (Cost $5,295,678)	5,309,668
	TOTAL INVESTMENTS (Cost $5,295,678) - 100.3%	5,309,668
	Liabilities in Excess of Other Assets - (0.3)%	(16,775)
	NET ASSETS - 100.0%	$5,292,893

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United  States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:
AAM S&P Emerging Markets High Dividend Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,309,668	$-	$-	$5,309,668
Total Investments in Securities	$5,309,668	$-	$-	$5,309,668

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.